PROPERTY, FURNITURE AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Disclosure of Property, Furniture And Equipment, Net [Abstract]
Disclosure of property, plant and equipment [text block]
10	PROPERTY, FURNITURE AND EQUIPMENT, NET

a)	The movement of property, furniture and equipment and accumulated depreciation, for the years ended December 31, 2017, 2016, and 2015 was as follows:

		Buildings and		Furniture
		other		and	Computer	Vehicles and	Work in
	Land	constructions	Installations	fixtures	hardware	equipment	progress	2017	2016	2015
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1	402,064	1,115,536	580,847	496,357	558,902	167,031	88,632	3,409,369	3,455,442	3,447,017
Additions	7,374	6,952	9,391	19,748	50,457	8,253	41,676	143,851	110,151	148,426
Transfers	56	4,685	37,758	3,368	13,839	(9,379)	(50,327)	–	–	–
Disposals and others	12,145	12,743	(36,547)	(5,937)	(8,139)	(7,297)	(15,962)	(48,994)	(156,224)	(140,001)
Balance as of December 31	421,639	1,139,916	591,449	513,536	615,059	158,608	64,019	3,504,226	3,409,369	3,455,442

Accumulated depreciation -
Balance as of January 1	–	577,458	397,485	311,356	465,600	105,767	–	1,857,666	1,784,001	1,671,575
Depreciation for the year	–	31,123	45,624	33,443	53,993	14,712	–	178,895	182,845	177,623
Disposals and others	–	7,144	(18,110)	(8,704)	(9,886)	(12,271)	–	(41,827)	(109,180)	(65,197)
Balance as of December 31	–	615,725	424,999	336,095	509,707	108,208	–	1,994,734	1,857,666	1,784,001

Net carrying amount	421,639	524,191	166,450	177,441	105,352	50,400	64,019	1,509,492	1,551,703	1,671,441

Banks, financial institutions and insurance entities operating in Peru are not allowed to pledge their fixed assets.

During 2017 and 2016 Credicorp and its Subsidiaries, as part of its annual infrastructure investing, has made cash disbursements related mainly to the acquisition, construction and implementation of new agencies for its banking segment, and the refurbishment and conditioning of several agencies and administrative offices. Credicorp’s subsidiaries hold insurance contracts over its main assets in accordance with the policies established by Management.

Management periodically reviews the residual value, useful life and method of depreciation of the Group’s property, furniture and equipment to ensure that they are consistent with their actual economic benefits and life expectations. In Management’s opinion, as of December 31, 2017 and 2016 there is no evidence of impairment of the Group’s property, furniture and equipment.